Net Loss Per Common Share	12 Months Ended
Mar. 31, 2022
Tyme Technologies, Inc. and Subsidiaries [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net Loss Per Common Share
Note 3. Net Loss Per Common Share.
The following table sets forth the computation of basic and diluted net loss per common share for the periods indicated:

	Year Ended March 31,
	2022	2021
Basic and diluted net loss per common share calculation
Net loss	$(23,626,047)	$(28,978,763)
Weighted average common shares outstanding — basic and diluted	172,206,534	134,250,722
Net loss per share of common stock — basic and diluted	$(0.14)	$(0.22)
The Company calculates net loss per share in accordance with
ASC Topic 260, “Earnings per Share.”
Basic net loss per share is computed by dividing net loss attributable to the Company by the weighted average number of shares of Company Common Stock outstanding for the period, and diluted earnings per share is computed by including common stock equivalents outstanding for the period. During the periods presented, the calculation excludes any potential dilutive common shares and any equivalents as they would have been anti-dilutive.
Warrants issued in April 2019, discussed further in Note 8, participated on a one-for-one
basis with common stock in the distribution of dividends, if and when declared by the Board of Directors (the “Board”) on the Company’s Common Stock. For purposes of computing EPS, these warrants were, when outstanding, considered to participate with common stock in the earnings of the Company and, therefore, the Company calculates basic and diluted EPS using the two-class
method. Under the
two-class
method, net income for the period is allocated between common stockholders and participating securities according to dividends declared and participation rights in undistributed earnings. No income was allocated to the warrants for the year ended March 31, 2021 as results of operations was a loss for the period. In May 2020, these warrants were all exchanged for Common Stock or new warrants without such participation rights and are no longer outstanding (see Note 8).
The following outstanding securities at March 31, 2022 and 2021 have been excluded from the computation of diluted weighted average shares outstanding, as they would have been anti-dilutive:

	Year Ended March 31,
	2022	2021
Stock options	14,504,271	12,588,068
Warrants	3,104,318	3,104,318

Total	17,608,589	15,692,386